Digital Assets (Tables)	12 Months Ended
Dec. 31, 2021
Digital Assets
Schedule Of Change In Digital Assets
	December 31, 2021	December 31, 2020
	Cryptocurrencies
Beginning balance	$-	$-
Purchase	10,000	-
Realized gain / (loss)	-	-
Impairment	(3,893)	-
Ending balance	$6,107	$-